Restatement of Previously Filed Balance Sheet (Details) - Schedule of effect of the revision on each financial statement - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 325,838,951	$ 325,763,095	$ 42,000
Total current liabilities	1,252,853	842,665	25,000
Total liabilities	14,025,353	18,560,165	25,000
Class A ordinary shares subject to redemption		325,143,799	325,000,000
Preference shares
Class A ordinary shares
Class B ordinary shares	$ 813	813	$ 863
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets		326,778,570
Total current liabilities		498,886
Deferred underwriting commissions		11,375,000
Derivative warrant liabilities
Total liabilities		11,873,886
Class A ordinary shares subject to redemption		309,904,680
Preference shares
Class A ordinary shares		151
Class B ordinary shares		863
Additional paid-in capital		5,096,605
Accumulated deficit		(97,615)
Total shareholders' equity (deficit)		5,000,004
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)		326,778,570
Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets		326,778,570
Total current liabilities		498,886
Deferred underwriting commissions		11,375,000
Derivative warrant liabilities		16,340,000
Total liabilities		28,213,886
Class A ordinary shares subject to redemption		325,000,000
Preference shares
Class A ordinary shares
Class B ordinary shares		863
Additional paid-in capital
Accumulated deficit		(26,436,179)
Total shareholders' equity (deficit)		(26,435,316)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)		326,778,570
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities		16,340,000
Total liabilities		16,340,000
Class A ordinary shares subject to redemption		15,095,320
Preference shares
Class A ordinary shares		(151)
Class B ordinary shares
Additional paid-in capital		(5,096,605)
Accumulated deficit		(26,338,564)
Total shareholders' equity (deficit)		(31,435,320)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)